Financial Instruments - Summary of Debt and Related Derivative Instruments (Parenthetical) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)	Sep. 30, 2024	Dec. 31, 2023 USD ($)
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount			$ 999		$ 999
2.239% Notes, due 2025 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount	$ 1,400	$ 1,400
Debt instrument, interest rate	2.239%	2.239%	2.239%		2.239%
Debt instrument, maturity year	2025	2025
Debt instrument, original currency	CAD	CAD
3.85% Notes, due 2024 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount					$ 242
Debt instrument, interest rate		3.85%		3.85%	3.85%
Debt instrument, maturity year		2024
Debt instrument, original currency		USD
Non-current debt instruments issued					$ 450
Debt Instrument Redeemed					208
3.35% Notes, due 2026 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount			$ 500		$ 500
Debt instrument, interest rate	3.35%	3.35%	3.35%		3.35%
Debt instrument, maturity year	2026	2026
Debt instrument, original currency	USD	USD
5.85% Notes, due 2040 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount			$ 500		$ 500
Debt instrument, interest rate	5.85%	5.85%	5.85%		5.85%
Debt instrument, maturity year	2040	2040
Debt instrument, original currency	USD	USD
4.50% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount			$ 119		$ 119
Debt instrument, interest rate	4.50%	4.50%	4.50%		4.50%
Debt instrument, maturity year	2043	2043
Debt instrument, original currency	USD	USD
Non-current debt instruments issued			$ 350		$ 350
Debt Instrument Redeemed			231		231
5.65% Notes, due 2043 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount			$ 350		$ 350
Debt instrument, interest rate	5.65%	5.65%	5.65%		5.65%
Debt instrument, maturity year	2043	2043
Debt instrument, original currency	USD	USD
5.50% Debentures, due 2035 [member]
Disclosure of Summary of Debt and Related Derivative Instruments [Line Items]
Debt instrument, principal amount			$ 400		$ 400
Debt instrument, interest rate	5.50%	5.50%	5.50%		5.50%
Debt instrument, maturity year	2035	2035
Debt instrument, original currency	USD	USD